Fair Value of Financial Instruments - Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	May 23, 2014 6.75% Notes Senior Notes	Jun. 30, 2014 6.75% Notes Senior Notes Level 3	Jun. 30, 2014 Libor Plus Three Point Nine Five Percent Notes Senior Notes Level 3	Jun. 30, 2014 Libor Plus Four Point Zero Five Percent Notes Surplus Notes Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of investments priced by service	100.00%
Interest rate on debt		6.75%
Current fair value of notes			$ 271,470	$ 3,497	$ 4,982